Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed consolidated statement of comprehensive income
(Loss)/profit for the period	£ (562)	£ 2,500
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes	68	(68)
Profit/(loss) on fair value of credit in financial liabilities designated at FVTPL due to own credit risk	83	(96)
FVOCI financial assets	(120)	38
Tax		26
Total - Items that do not qualify for reclassification	31	(100)
Items that do qualify for reclassification
FVOCI financial assets	(111)	(12)
Cash flow hedges	417	402
Currency translation	575	(241)
Tax	(179)	(122)
Total - Items that do qualify for reclassification	702	27
Other comprehensive income/(loss) after tax	733	(73)
Total comprehensive income for the period	171	2,427
Attributable to:
Ordinary shareholders	14	1,950
Preference shareholders	16	20
Paid-in equity holders	192	182
Non-controlling interests	(51)	275
Total comprehensive income for the period	£ 171	£ 2,427